Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Schedule of Dividends Payable
On July 28, 2025, the Company's Board of Directors approved and declared a cash dividend on its issued and outstanding preference shares, payable on September 15, 2025 or the next business day thereafter to holders of record at the close of business on September 8, 2025 as follows:

Preference Share Series	Dividend Rate	Dividend Per Share
Series A	8.500%	$0.5312500
Series B	8.000%	$0.5000000
Series C	7.375%	$0.4609375
Series D	6.875%	$0.4296875
Series E	5.750%	$0.3593750
Series F	7.625%	$0.4765625